601 S. Figueroa Suite 3900 Los Angeles, CA 90017 213.892.4992 213.892.7731 fax www.luce.com
John C. Kirkland, Partner
Direct Dial Number 213.892.4907
Direct Fax Number 213.452.8035
Email Address jkirkland@luce.com
April 3, 2009

BY EDGAR
Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Hythiam, Inc. Registration Statement on Form S-3
Ladies and Gentlemen:
     We are transmitting herewith a registration statement on Form S-3 for filing on behalf of our client, Hythiam, Inc. (the “Company”), relating to the shelf registration of the Company’s securities.
     Please feel free to contact me directly at 213.892.4907 with any questions or to discuss this matter.
Sincerely,
/s/ JOHN C. KIRKLAND
John C. Kirkland
JCK/lu